Appendix II: Board and Senior Management Compensation	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation [Abstract]
Appendix II: Board and Senior Management Compensation
Appendix II: Board and Senior Management Compensation
TELEFÓNICA, S.A.
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	1,923,100	—	—	3,111,960	—	5,966	5,041,026
Mr. Isidro Fainé Casas	—	200,000	—	—	80,000	—	280,000
Mr. José María Abril Pérez	—	200,000	9,000	—	91,200	—	300,200
Mr. José Javier Echenique Landiríbar	—	200,000	25,000	—	115,467	—	340,467
Mr. Ángel Vilá Boix	1,600,000	—	—	2,157,600	—	19,440	3,777,040
Mr. Juan Ignacio Cirac Sasturain	—	120,000	10,000	—	12,133	—	142,133
Mr. Peter Erskine	—	120,000	19,000	—	113,600	—	252,600
Ms. Sabina Fluxà Thienemann	—	120,000	4,000	—	3,733	—	127,733
Ms. Carmen García de Andrés	—	120,000	24,000	—	22,400	—	166,400
Ms. María Luisa García Blanco	—	120,000	22,000	—	22,400	—	164,400
Mr. Jordi Gual Solé	—	120,000	20,000	—	22,400	—	162,400
Mr. Peter Löscher	—	120,000	30,000	—	39,200	—	189,200
Mr. Ignacio Moreno Martínez	—	120,000	35,000	—	44,800	—	199,800
Ms. Verónica Pascual Boé	—	120,000	9,000	—	11,200	—	140,200
Mr. Francisco Javier de Paz Mancho	—	120,000	31,000	—	124,800	—	275,800
Mr. Francisco José Riberas Mera	—	120,000	—	—	—	—	120,000
Ms. Claudia Sender Ramírez	—	120,000	10,000	—	11,200	—	141,200
1. Salary: Regarding Mr José María Álvarez-Pallete López and Mr Ángel Vilá Boix, the amount includes the non-variable remuneration earned from their executive functions.
2. Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, subject to consolidation over time or not, earned by the member for his/her position on the Board, regardless of the effective attendance of the member to board meetings.
3. Allowances: Total amount of allowances for attending Advisory or Steering Committee meetings.
4. Variable short-term remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2020 and paid in the year 2021. In reference to the bonus corresponding to 2019, which was paid in 2020, Executive Board Member Mr José María Álvarez-Pallete López received 3,447,734 euros and Executive Board Member Mr Ángel Vilá Boix received 2,390,400 euros.
5. Remuneration for belonging to the Board Committees: Amount of items other than allowances, which the directors are beneficiaries through their position on the Executive Committee and the Advisory or Steering Committees, regardless of the effective attendance of the board member such Committee meetings.
6. Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by Telefónica, S.A.
The following table breaks down the amounts accrued and/or received from other companies of the Telefónica Group other than Telefónica, S.A. individually, by the Board Members of the Company, by the performance of executive functions or by their membership to the Board of Directors of such companies:

OTHER COMPANIES OF THE TELEFÓNICA GROUP
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	—	—	—	—	—	—	—
Mr. Isidro Fainé Casas	—	—	—	—	—	—	—
Mr. José María Abril Pérez	—	—	—	—	—	—	—
Mr. José Javier Echenique Landiríbar	—	158,102	—	—	—	—	158,102
Mr. Ángel Vilá Boix	—	—	—	—	—	—	—
Mr. Juan Ignacio Cirac Sasturain	—	—	—	—	—	—	—
Mr. Peter Erskine	—	30,000	—	—	—	—	30,000
Ms. Sabina Fluxà Thienemann	—	—	—	—	—	—	—
Ms Carmen García de Andrés	—	—	—	—	—	—	—
Ms. María Luisa García Blanco	—	—	—	—	—	—	—
Mr. Jordi Gual Solé	—	—	—	—	—	—	—
Mr. Peter Löscher	—	73,989	—	—	—	—	73,989
Mr. Ignacio Moreno Martínez	—	—	—	—	—	—	—
Ms. Verónica Pascual Boé	—	—	—	—	—	—	—
Mr. Francisco Javier de Paz Mancho	—	285,553	—	—	—	—	285,553
Mr. Francisco José Riberas Mera	—	—	—	—	—	—	—
Ms. Claudia Sender Ramírez	—	—	—	—	—	—	—
1. Salary: Amount of non-variable remuneration earned by the Director from other companies of the Telefónica Group for his/her executive functions.
2. Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, subject to consolidation over time or not, earned by the member for his/her position on the boards of other companies of the Telefónica Group.
3. Allowances: Total amount of the allowances for attending the board meetings of other companies of the Telefónica Group.
4. Variable short-term remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2020 and paid in the year 2021 by other companies of the Telefónica Group.
5. Remuneration for belonging to the Board Committees of other companies of the Telefónica Group: Amount of items other than allowances, which the directors are beneficiaries through their position on the Advisory or Steering Committees of other companies of the Telefónica Group, regardless of the effective attendance of the board member such Committee meetings.
6. Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by other companies of the Telefónica Group.
Additionally, as mentioned in the Remuneration Policy section, the Executive Board Members have a series of Assistance Services. Below, the contributions made during 2020 are detailed for the Company to long-term savings systems (Pension Plans and Social Welfare Plan):

LONG-TERM SAVINGS SYSTEMS
(Amounts in euros)

Directors	Contributions for fiscal year 2020
Mr. José María Álvarez-Pallete López	673,085
Mr. Ángel Vilá Boix	560,000
The breakdown of the long-term saving systems includes contributions to Pension Plans, to the Benefit Plan and to the Unit link-type Insurance, as set out below:
(Amounts in euros)

Directors	Contribution to Pension Plans	Contribution to Benefit Plan[1]	Contributions to Unit link-type Insurance/Pension Plan Surplus[2]
Mr. José María Álvarez-Pallete López	6,060	540,968	126,057
Mr. Ángel Vilá Boix	5,377	487,840	66,783
1. Contributions to the Executive Social Welfare Plan established in 2006, financed exclusively by the Company, to complement the current Pension Plan, which involves defined contributions equivalent to a certain percentage of the fixed remuneration of the Director, depending on the professional levels in the organization of the Telefónica Group.
2. Contributions to Unit link-type Insurance/Pension Plan Surplus: In 2015 applicable law reduced the financial and tax limits of the contributions to Pension Plans; for this reason, in order to compensate for the difference in favor of the Beneficiaries, a Unit-link type group insurance policy was arranged to channel such differences that occur during each fiscal year.
This Unit-link type insurance is arranged with the entity Plus Ultra, Seguros Generales y Vida, S.A. de Seguros y Reaseguros (after the merger through absorption of Seguros de Vida y Pensiones Antares, S.A.U. by Plus Ultra), and covers the same contingencies as those of the “Pension Plan” and the same exceptional liquidity events in case of serious illness or long-term unemployment.
The 2020 amounts for life insurance premiums were as follows:
LIFE INSURANCE PREMIUMS
(Amounts in euros)

Directors	Life insurance premiums
Mr. José María Álvarez-Pallete López	19,978
Mr. Ángel Vilá Boix	21,593
As regards to remuneration plans based on shares (exclusively involving Executive Directors), the following long-term variable remuneration plan was in existence during the year 2020:

The so-called "Performance Share Plan" ("PSP"), made up of three cycles (2018-2021; 2019-2022; 2020-2023), approved by the General Shareholders' Meeting held on June 8, 2018.

The objective measurement period of the first cycle began on January 1, 2018 and ended on December 31, 2020.

This cycle had a maximum of 733,000 shares allocated on January 1, 2018, to the executive Directors, with a unit fair value of 6.4631 euros per share for FCF ("Free Cash Flow") and 4.5160 euros for TSR ("Total Shareholder Return"). At the end of the cycle date, Kepler has submitted the Nominating, Compensation and Good Governance Committee the calculation of TSR for Telefónica, S.A., which has concluded below the median according to the performance scale. Therefore, there is no right to perceive the number of shares linked to the relative TSR objective.

With respect to Free Cash Flow objective, considering the partial fulfillment of 2018, 2019 and 2020, the average weighted payment coefficient is 50%. Performance assessment has been carried out based on the results audited both by independent and internal auditors of the Company, analyzed firstly by the Audit and Control Committee and subsequently submitted to the Nominating, Compensation and Corporate Governance Committee and approved by the Board of Directors.
Nevertheless, on February 23, 2021, the Chairman & CEO declared in the Nominating, Retribution and Good Governance Committee that they considered appropriate to renounce to this incentive perception as a sign of responsibility with society, customers, shareholders and employees of Telefónica as well as a cautious measure after the economic impacts of the CoVID-19 crisis. The COO made the same declaration. The renounce was accepted by the Board of Directors.
The objective measurement period of the second cycle began on January 1, 2019 and will end on December 31, 2021. In case of fulfillment of the objectives, the delivery of the shares will take place in the year 2022.
The period of measurement of objectives of the third and last cycle began on January 1, 2020 and will end on December 31, 2022. In case of fulfillment of the objectives, the delivery of the shares will take place in the year 2023.
It is hereby stated in following the maximum number of shares assigned to be delivered if maximum compliance with the TSR ("Total Shareholder Return") and FCF ("Free Cash Flow") targets set for the second and third cycle of the Plan. It is noted that the maximum number of shares allocated for the third cycle represents a 50% decrease in the economic value of the allocation compared to the first and second cycle of the Plan:
PSP - Second Cycle / 2019-2022

Directors	Maximum number of shares (*)
Mr. José María Álvarez-Pallete López	468,000
Mr. Ángel Vilá Boix	347,000
(*) Maximum possible number of shares to be received in case of maximum completion of FCF and TSR target.

PSP - Third Cycle / 2020-2023 (shares allocated in July 2020)

Directors	Maximum number of shares (*)
Mr. José María Álvarez-Pallete López	267,000
Mr. Ángel Vilá Boix	198,000
(*) Maximum possible number of shares to be received in case of maximum completion of FCF and TSR target.

In any case, herewith it is stated that no shares have been delivered to the Executive Directors under the second and third cycle of the PSP and that the above tables only reflect the potentially deliverable number of shares, without this in any way implying all or part thereof will be effectively delivered.
Indeed, the number of Telefónica, S.A. shares that, always within the established maximum, could be delivered, where appropriate, to the participants is conditioned and determined by the established goals: 50% of the compliance with the targets set out for Total Shareholder Return ("TSR") on Telefónica, S.A. shares and 50% of the Free Cash Flow (the "FCF") of the Telefónica Group.

To determine compliance with the TSR target and calculate the specific number of shares to be delivered for this concept, the evolution of the TSR of Telefónica, S.A. shares will be measured during the period of the duration of each three-year cycle in relation to the TSR experienced by certain companies belonging to the telecommunications sector, weighted according to their relevance for Telefónica, S.A., which for the purposes of the Plan will constitute the comparison group (hereinafter the "Comparison Group"). The companies included in the comparison group are listed below: América Móvil, BT Group, Deutsche Telekom, Orange, Telecom Italia, Vodafone Group, Proximus, Royal KPN, Millicom, Swisscom, Telenor, TeliaSonera, and Tim Participações. It is hereby stated that Tim Participações has been replaced by TIM Brasil Serviços e Participações S.A. following its integration into that entity.

With regard to compliance with the TSR target, the Plan foresees that the number of shares to be delivered in relation to the fulfillment of this objective will range between 15% of the number of theoretical shares assigned, in the event that the evolution of the TSR of the Telefónica, S.A. share is found within, at least, the mean of the Comparison Group, and 50% in the case that the evolution is placed in the third quartile or higher of the comparison group, by calculating the percentage by linear interpolation for cases which are situated between the mean and the third quartile.

To determine completion of the FCF target and calculate the specific number of shares to be delivered under this concept, the level of FCF generated by the Telefónica Group during each year of the cycle will be measured against the value set in the budgets approved by the Board of Directors for each financial year.

In relation to the FCF, for each cycle, the company's Board of Directors, following a favorable report from the Nominating, Compensation and Corporate Governance Committee, determines a scale of achievement that includes a minimum threshold of 90% compliance, below which an incentive is not paid and whose compliance will require the delivery of 25% of the assigned theoretical shares, and a maximum level of 100% compliance, which will involve the delivery of 50% of the assigned theoretical shares.

At least 25% of the shares are delivered under the Plan to the Executive Directors and other participants determined by the Board of Directors shall be subject to a one-year retention.

In addition, in order to strengthen Telefónica's character as a global employer, creating a common remuneration culture throughout the Company, encouraging the participation in the share capital of all the Group's employees, and fostering their motivation and loyalty, the Ordinary General Shareholders' Meeting, held on June 8, 2018 approved the launch of a fourth edition of the incentive share purchase plan of Telefónica, S.A. (2019-2021) aimed at all employees of the Group at international level (including management personnel as well as Executive Directors) called "Global Employee Share Plan" ("GESP").

Through this Plan, employees are offered the possibility of acquiring Telefónica, S.A.'s shares for a maximum period of twelve months (purchase period), with the Company's commitment to deliver a certain number of shares free of charge to the participants in the Plan, provided that certain requirements are met. The maximum amount that each employee can allocate to it is 1,800 euros, and the minimum amount is 300 euros. If the employee remains in the Telefónica Group and holds the shares for an additional year after the purchase period (vesting period), he/she is entitled to receive one free share for every two shares purchased and held until the end of the vesting period.

The two Executive Directors of Telefónica, S.A. have decided to participate in this Plan with the maximum contribution, that is one hundred and fifty euros per month (or its equivalent in local currency), for twelve months. Thus, at the date of formulation of this report, the two Executive Directors had acquired a total of 335 shares under this plan, and were entitled to receive 167 shares free of charge, provided, among other conditions, that the shares acquired were held during the vesting period (twelve months following the end of the purchase period).

In addition, it should be noted that the external directors of the company do not perceive nor have perceived remuneration during the year 2020 in concept of pensions or life insurance, nor do they participate in compensation plans referenced to the value of the share price.

Furthermore, the company does not grant nor has granted during the year 2020, an advance, loan or credit in favor of its Board Members or its Senior Management, complying with the requirements of the Sarbanes-Oxley Act published in the United States, which is applicable to Telefónica as a listed company in this market.
Remuneration of the Company’s Senior Management
As for the Directors who made up the Senior Management[1] of the company in the year 2020, excluding those who form an integral part of the Board of Directors, have accrued a total amount of 5,904,357 euros during the 2020 fiscal year.
In addition, and in terms of long-term savings systems, the contributions made by the Telefónica Group during the year 2020 to the Social Security Plan described in the "Income and expenditure" note with regard to these directors increased to 927,898 euros; the contributions corresponding to the Pension Plan increased to 21,508 euros; the contributions to the Seguro Unit link-Excess Pension Fund increased to 115,744 euros.
Furthermore, the amount related to the remuneration in kind (which includes the fees for life insurance and other insurance, such as the general medical and dental coverage, and vehicle insurance) was 83,648 euros.
On the other hand, regarding share-based remuneration plans, during the year 2020, there was in force the following long-term variable remuneration plan:
The so-called "Performance Share Plan" ("PSP"), made up of three cycles (2018-2021; 2019-2022; 2020-2023), approved by the General Shareholders' Meeting held on June 8, 2018. The period of measurement of objectives of the first cycle began on January 1, 2018 and concluded on December 31, 2020. This cycle had a maximum of 344,570 shares allocated on January 1, 2018 to the group of directors forming part of the company's Senior Management, with a unit fair value of 6.4631 euros per share for FCF and 4.5160 euros for TSR. At the end of the cycle date, Kepler has submitted the Nominating, Compensation and Good Governance Committee the calculation of TSR for Telefónica, S.A., which has concluded below the median according to the performance scale. Therefore, there is no right to perceive the number of shares linked to the relative TSR objective.
With respect to Free Cash Flow objective, considering the partial fulfillment of 2018, 2019 and 2020, the average weighted payment coefficient is 50%. Performance assessment has been carried out based on the results audited both by independent and internal auditors of the Company, analyzed firstly by the Audit and Control Committee and subsequently submitted to the Nominating, Compensation and Corporate Governance Committee and approved by the Board of Directors.
The measurement period of the second cycle objectives began on January 1, 2019 and will conclude on December 31, 2021. The maximum number of shares assigned to be delivered in 2022 in the event of maximum compliance with the TSR ("Total Shareholder Return") and FCF ("Free Cash Flow") target, set for the second cycle (2019-2022) to the group of Directors part of the Company's Senior Management was 382,291.
The measurement period of the third and last cycle objectives began on January 1, 2020 and will conclude on December 31, 2022. The maximum number of shares assigned to be delivered in 2023 in the event of maximum compliance with the TSR ("Total Shareholder Return") and FCF ("Free Cash Flow") target, set for the third cycle (2020-2023) to the group of Directors part of the Company's Senior Management was 242,162.
With regard to the Global Employee Share Plan (2019-2021), all Directors part of the Company's Senior Management have decided to participate in this plan with the maximum contribution (i.e. 150 euros per month for twelve months). Thus, at the date of formulation of this report, Directors part of the Company's Senior Management have acquired a total of 1,340 shares under this plan, and are entitled to receive 670 shares free of charge, provided, among other conditions, that the shares acquired are held during the vesting period (twelve months following the end of the purchase period).